Personnel expenses - Summary of Expenses By Nature (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Expenses By Nature [Abstract]
Wages and salaries	€ (2,597,270)	€ (50,573)
Pension charges	(72,153)	(1,750)
Other social security charges	(184,838)	(12,675)
Share-based payments	(1,587,736)	(116,147)	€ (100,745)
Total	€ (4,441,997)	€ (181,145)	€ (100,745)